Financial instruments and risk management - TAP Bonds (Details) € in Thousands, R$ in Thousands		6 Months Ended	12 Months Ended
	Mar. 14, 2016 EUR (€)	Sep. 20, 2016	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Long-term investments | R$			R$ 906,719	R$ 854,462
TAP Bond
Disclosure of detailed information about financial instruments [line items]
Acquisition of TAP Bonds | €	€ 90,000
Maturity term of convertible bonds	10 years
Interest rate on convertible bonds		3.75%	7.50%